Financial instruments, Foreign Exchange Risk (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) $ / $	Jun. 30, 2025 AUD ($) $ / $	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)
Financial assets [Abstract]
Trade and other receivables	$ 481,000		$ 600,000
Currency Risk, 10% Increase [Member]
Sensitivity analysis [Abstract]
Increase / decrease, cash balance		$ 1,639,839		$ 1,151,000
Increase / decrease, lease liabilities	0		0
Increase / decrease, provisions	29,650		25,000
Currency Risk, 10% Decrease [Member]
Sensitivity analysis [Abstract]
Increase / decrease, cash balance		$ 1,639,839		1,151,000
Increase / decrease, lease liabilities	0		0
Increase / decrease, provisions	$ 29,650		25,000
Foreign Exchange Risk [Member]
Financial instruments denominated in United States dollars [Abstract]
Average rate | $ / $	0.6465	0.6465
Spot rate | $ / $	0.6561
Financial assets [Abstract]
Cash	$ 16,398,000		11,513,000
Trade and other receivables	19,000		105,000
Financial liabilities [Abstract]
Trade and other payables	(321,000)		(120,000)
Provisions	0		0
Lease liabilities	(296,000)		(251,000)
Foreign Exchange Risk [Member] | Currency Risk, 10% Increase [Member]
Sensitivity analysis [Abstract]
Increase / decrease, effect on receivables		$ 1,858		10,000
Increase / decrease, effect on payables	32,146		12,000
Foreign Exchange Risk [Member] | Currency Risk, 10% Decrease [Member]
Sensitivity analysis [Abstract]
Increase / decrease, effect on receivables		$ 1,858		$ 10,000
Increase / decrease, effect on payables	$ 32,146		$ 12,000